Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Based Compensation [Line Items]
Vesting rate	75.00%
Vesting rate	25.00%
Tranches expire period	10 years
Stock-based compensation expense	$ 33	$ 26	$ 18
Tax benefit related to stock compensation expense	13	11	8
Stock options granted exercise prices	$ 28.00	$ 30.00	$ 18.76
Weighted-average grant date fair value of options granted	$ 7.25	$ 9.39	$ 8.05
Aggregate fair value of options vested	21	12	12
Intrinsic value of options exercised	34	18	4
Cash proceeds from exercise of options	32
Centerview Partners
Stock Based Compensation [Line Items]
Cumulative expense related to outstanding options	5
Stock Incentive Plan
Stock Based Compensation [Line Items]
Number of shares authorized for award of options	34,795,000
Time-based stock options
Stock Based Compensation [Line Items]
Stock options granted exercise prices			$ 18.41
Time-based stock options | Centerview Partners
Stock Based Compensation [Line Items]
Stock options granted	218,750
Time-based stock options | Stock Incentive Plan
Stock Based Compensation [Line Items]
Stock options granted	4,133,381	4,307,002
Time-based stock options | Equity Participation Plan
Stock Based Compensation [Line Items]
Stock options granted			919,052
Performance-based stock options
Stock Based Compensation [Line Items]
Stock options granted exercise prices			$ 36.80
Performance-based stock options | Centerview Partners
Stock Based Compensation [Line Items]
Stock options granted	312,500
Performance-based stock options | Equity Participation Plan
Stock Based Compensation [Line Items]
Stock options granted			175,301
2011 Time-based stock options
Stock Based Compensation [Line Items]
Vesting period	4 years
Vesting rate	25.00%
2010 Performance Based Stock Options
Stock Based Compensation [Line Items]
Vesting period			4 years
2009 Time-based awards
Stock Based Compensation [Line Items]
Vesting period	4 years
2008 Time-based awards
Stock Based Compensation [Line Items]
Vesting period	4 years
2007 Time-based awards
Stock Based Compensation [Line Items]
Vesting period	5 years
Stock options
Stock Based Compensation [Line Items]
Unearned stock-based compensation related to stock options	36
Unearned stock-based compensation, expected period to recognize	4 years
Restricted stock units (RSUs)
Stock Based Compensation [Line Items]
Vesting period	4 years
Vesting rate	25.00%
Unearned stock-based compensation, expected period to recognize	3 years 4 months 24 days
Estimated weighted average grant date fair value of restricted stock units	$ 27.99	$ 30.05	$ 19.20
Restricted stock units Vested	80,981
Unearned stock-based compensation of RSUs	$ 16
Restricted stock units (RSUs) | Stock Incentive Plan
Stock Based Compensation [Line Items]
Restricted stock units granted	687,300	248,450	6,250